Leases - Summary of Quantitative Information About Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Sub-lease receivable
Subleases receivable	R$ 2,963	R$ 5,600
Current	2,963	2,883
Non-current	0	2,717
Right of use assets
Right-of-use assets	90,478	88,384
Lease liabilities
Lease liabilities	(106,199)	(102,891)
Current	(19,828)	(17,738)
Non-current	(86,371)	(85,153)
Rio de Janeiro Office - BM 336 [Member]
Sub-lease receivable
Subleases receivable	2,963	5,600
Right of use assets
Right-of-use assets	82,117	79,101
Lease liabilities
Lease liabilities	(96,507)	(92,444)
São Paulo Office – JRA [Member]
Right of use assets
Right-of-use assets	4,987	6,012
Lease liabilities
Lease liabilities	(5,972)	(6,933)
NY Office - third Avenue [Member]
Right of use assets
Right-of-use assets	3,374	3,271
Lease liabilities
Lease liabilities	R$ (3,720)	R$ (3,514)